BALANCE SHEETS (USD $)	Dec. 31, 2011		Dec. 31, 2010
Cash	$ 290.00		$ 412.00
Accounts receivable			1,080.00
Sundry current assets	282.00		303.00
TOTAL CURRENT ASSETS	572.00		1,795.00
PROPERTY AND EQUIPMENT, NET	5,524.00		1,905.00
TOTAL ASSETS	6,096.00		3,700.00
Accounts payable	8,834.00		6,331.00
TOTAL CURRENT LIABILITIES	8,834.00		6,331.00
Notes Payable	50,931.00		27,838.00
TOTAL LIABILITIES	59,765.00		34,169.00
Common stock	12,193.00	[1]	12,193.00	[1]
Additional paid-in capital	55,965.00		55,965.00
Deficit accumulated during development stage	(121,827.00)		(98,627.00)
TOTAL STOCKHOLDERS' DEFICIENCY	(53,669.00)		(30,469.00)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	$ 6,096.00		$ 3,700.00

[1]	par value $.001; 50,000,000 shares authorized; 12,193,315 shares issued and outstanding